Variable Portfolio – U.S. Flexible Conservative Growth Fund
First Quarter Report
March 31, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Equity Funds 29.8%
	Shares	Value ($)
U.S. Large Cap 29.8%
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares(a),(b)	129,309	12,989,126
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares(a),(b)	548,536	24,464,696
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares(a),(b)	624,626	12,979,721
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares(a),(b)	236,774	9,965,801
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares(a),(b)	155,295	10,075,575
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares(a),(b)	254,069	9,735,921
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares(a),(b)	468,486	19,587,404
Total		99,798,244
Total Equity Funds (Cost $46,422,445)		99,798,244

Exchange-Traded Equity Funds 3.7%

U.S. Large Cap 1.8%
Vanguard Russell 1000 Growth ETF	71,887	6,230,446
U.S. Mid Large Cap 1.9%
iShares Russell 1000 Growth Index Fund	18,515	6,240,481
Total Exchange-Traded Equity Funds (Cost $10,070,570)		12,470,927

Exchange-Traded Fixed Income Funds 3.2%

Investment Grade 3.2%
iShares Core U.S. Aggregate Bond ETF	22,610	2,214,423
iShares iBoxx $ Investment Grade Corporate Bond ETF	38,827	4,229,037
Vanguard Intermediate-Term Corporate Bond ETF	53,780	4,329,828
Total		10,773,288
Total Exchange-Traded Fixed Income Funds (Cost $10,542,398)		10,773,288

Fixed Income Funds 39.9%
	Shares	Value ($)
Investment Grade 39.9%
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares(a)	3,702,611	31,583,272
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares(a)	791,505	7,543,044
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares(a)	1,317,840	10,173,722
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares(a)	851,091	7,506,621
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares(a)	3,045,342	27,773,521
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares(a)	2,684,694	24,994,504
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares(a)	2,490,677	24,134,658
Total		133,709,342
Total Fixed Income Funds (Cost $151,789,294)		133,709,342

Residential Mortgage-Backed Securities - Agency 5.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Uniform Mortgage-Backed Security TBA(c)
04/16/2039- 04/11/2054	3.000%	7,927,500	6,836,932
04/16/2039- 04/11/2054	3.500%	2,650,000	2,388,098
04/16/2039- 04/11/2054	4.000%	6,092,500	5,673,528
04/11/2054	4.500%	2,400,000	2,285,334
04/11/2054	5.000%	1,850,000	1,804,977
Total Residential Mortgage-Backed Securities - Agency (Cost $19,146,345)			18,988,869

Put Option Contracts Purchased 0.4%
Value ($)
(Cost $1,845,650)	1,282,840

Variable Portfolio – U.S. Flexible Conservative Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2024 (Unaudited)

Money Market Funds 22.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.543%(a),(d)	74,136,083	74,121,256
Total Money Market Funds (Cost $74,102,912)		74,121,256
Total Investments in Securities (Cost: $313,919,614)		351,144,766
Other Assets & Liabilities, Net		(16,142,881)
Net Assets		335,001,885
At March 31, 2024, securities and/or cash totaling $2,894,552 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
S&P 500 Index E-mini	182	06/2024	USD	48,307,350	880,743	—
U.S. Treasury 10-Year Note	2	06/2024	USD	221,594	—	(191)
U.S. Treasury 2-Year Note	6	06/2024	USD	1,226,906	1,098	—
U.S. Treasury 2-Year Note	13	06/2024	USD	2,658,297	—	(2,934)
U.S. Treasury 5-Year Note	37	06/2024	USD	3,959,578	5,964	—
Total					887,805	(3,125)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(1)	06/2024	USD	(120,438)	279	—
U.S. Long Bond	(16)	06/2024	USD	(1,927,000)	—	(21,660)
U.S. Treasury Ultra Bond	(1)	06/2024	USD	(129,000)	342	—
U.S. Treasury Ultra Bond	(14)	06/2024	USD	(1,806,000)	—	(18,107)
Total					621	(39,767)

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
S&P 500 Index	Morgan Stanley	USD	11,034,135	21	3,800.00	06/20/2025	198,629	109,200
S&P 500 Index	Morgan Stanley	USD	18,390,225	35	4,000.00	12/19/2025	422,538	321,300
S&P 500 Index	Morgan Stanley	USD	23,119,140	44	3,700.00	12/19/2025	420,003	303,820
S&P 500 Index	Morgan Stanley	USD	11,034,135	21	4,100.00	12/19/2025	234,497	213,255
S&P 500 Index	Morgan Stanley	USD	11,034,135	21	3,900.00	12/19/2025	299,954	175,245
S&P 500 Index	Morgan Stanley	USD	11,034,135	21	3,800.00	12/19/2025	270,029	160,020
Total							1,845,650	1,282,840
Variable Portfolio – U.S. Flexible Conservative Growth Fund  | First Quarter Report 2024

Portfolio of Investments  (continued)
Variable Portfolio – U.S. Flexible Conservative Growth Fund, March 31, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Capital gain distributions($)	Realized gain (loss)($)	Dividends — affiliated issuers ($)	End of period shares
Columbia Short-Term Cash Fund, 5.543%
	71,970,388	18,682,020	(16,531,505)	353	74,121,256	—	(149)	984,108	74,136,083
Columbia Variable Portfolio – Disciplined Core Fund, Class 1 Shares
	12,680,690	129,407	(739,324)	918,353	12,989,126	—	559,849	—	129,309
Columbia Variable Portfolio – Intermediate Bond Fund, Class 1 Shares
	31,047,309	920,696	(211,684)	(173,049)	31,583,272	—	(42,199)	—	3,702,611
Columbia Variable Portfolio – Large Cap Index Fund, Class 1 Shares
	23,912,994	268,040	(1,184,862)	1,468,524	24,464,696	—	957,649	—	548,536
Columbia Variable Portfolio – Limited Duration Credit Fund, Class 1 Shares
	7,147,554	370,715	(14,818)	39,593	7,543,044	—	(181)	—	791,505
Columbia Variable Portfolio – Long Government/Credit Bond Fund, Class 1 Shares
	9,992,786	487,128	(122,456)	(183,736)	10,173,722	—	(41,203)	—	1,317,840
Columbia Variable Portfolio – Select Large Cap Equity Fund, Class 1 Shares
	12,522,011	132,164	(640,381)	965,927	12,979,721	—	214,337	—	624,626
Columbia Variable Portfolio – Select Large Cap Value Fund, Class 1 Shares
	9,653,003	342,670	(625,412)	595,540	9,965,801	—	244,323	—	236,774
Columbia Variable Portfolio – U.S. Government Mortgage Fund, Class 1 Shares
	7,405,531	241,623	(58,561)	(81,972)	7,506,621	—	(9,595)	—	851,091
CTIVP® – American Century Diversified Bond Fund, Class 1 Shares
	27,170,505	856,928	(95,829)	(158,083)	27,773,521	—	(17,775)	—	3,045,342
CTIVP® – Principal Blue Chip Growth Fund, Class 1 Shares
	9,772,784	76,381	(398,586)	624,996	10,075,575	—	320,858	—	155,295
CTIVP® – T. Rowe Price Large Cap Value Fund, Class 1 Shares
	9,798,322	297,396	(818,519)	458,722	9,735,921	—	404,202	—	254,069
CTIVP® – TCW Core Plus Bond Fund, Class 1 Shares
	24,548,093	800,285	(109,221)	(244,653)	24,994,504	—	(16,746)	—	2,684,694
Variable Portfolio – Partners Core Bond Fund, Class 1 Shares
	23,572,161	743,277	(100,230)	(80,550)	24,134,658	—	(13,724)	—	2,490,677
Variable Portfolio – Partners Core Equity Fund, Class 1 Shares
	19,118,472	191,147	(1,043,237)	1,321,022	19,587,404	—	925,268	—	468,486
Total	300,312,603			5,470,987	307,628,842	—	3,484,914	984,108

(b)	Non-income producing investment.
(c)	Represents a security purchased on a when-issued basis.
(d)	The rate shown is the seven-day current annualized yield at March 31, 2024.
Abbreviation Legend
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Variable Portfolio – U.S. Flexible Conservative Growth Fund  | First Quarter Report 2024

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